SunAmerica Asset Management Corp.

Harborside Financial Center, 3200 Plaza 5

Jersey City, NJ 07311

VIA EDGAR

July 19, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Ladies and Gentlemen:

On behalf of the Focused Dividend Strategy Portfolio (the “Portfolio”), a series of SunAmerica Series, Inc. (the “Corporation”), we hereby transmit for filing pursuant to the Securities Exchange Act of 1934, as amended (“1934 Act”), and the Investment Company Act of 1940, as amended, the preliminary proxy materials consisting of the Notice of Special Meeting of Shareholders, the Proxy Statement and the Form of Proxy Card relating to a Special Meeting of Shareholders of the Portfolio to be held on September 27, 2013 (the “Meeting”).

As set forth in the proxy materials, the Meeting is being held to approve an amendment to the Investment Advisory and Management Agreement between the Corporation, on behalf of the Portfolio, and SunAmerica Asset Management Corp. (“SunAmerica”), the investment adviser to the Portfolio, to increase the advisory fee rate payable by the Portfolio to SunAmerica.

Please be advised, in accordance with the requirements of Rule 14a-6(d) under the 1934 Act, that we propose to prepare definitive materials and mail those materials to shareholders of the Portfolio on the earliest date practicable. We would therefore appreciate receiving any comments of the Commission’s staff on the enclosed preliminary proxy materials as soon as possible so as to facilitate these arrangements.

If you have any questions or comments regarding the enclosed materials, please call the undersigned at (201) 324-6369.

Sincerely,

/s/ Kathleen D. Fuentes

Kathleen D. Fuentes

Enclosures

cc: Margery K. Neale, Willkie Farr & Gallagher LLP